Equity - Schedule of Changes in Currency Translation Reserve (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of reserves within equity [Line Items]
Opening balance	€ (4,362)	[1]	€ (5,897)
Closing balance	(3,621)	[1]	(4,362)	[1]	€ (5,897)
Currency translation reserve [member]
Disclosure of reserves within equity [Line Items]
Opening balance	(1,663)		(770)		(538)
Unrealised revaluations	71		192		(76)
Exchange rate differences	(451)		(1,085)		156
Closing balance	€ (2,043)		€ (1,663)		€ (770)

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.